Provisions and Contingencies - Additional Information (Detail) ₱ in Thousands										12 Months Ended
	Feb. 16, 2024 USD ($)	Oct. 06, 2022 PHP (₱) Tranche	Feb. 19, 2021 PHP (₱)	Jul. 03, 2017 Worker	Mar. 15, 2017 PHP (₱)	Feb. 23, 2017 PHP (₱)	May 30, 2016 Tranche	May 21, 2015 PHP (₱)	Jul. 23, 2014 PHP (₱)	Dec. 31, 2024 PHP (₱)
Disclosure Of Contingent Liabilities [Line Items]
Contracted services outstanding balance payment		₱ 430,000
Reduction of outstanding balance payable		₱ 280,000
Number of tranches | Tranche		3					3
Settlement amount	$ 3,000,000							₱ 200,000
Digitel Mobile Philippines, Inc. [Member] | City Of Trece Martires
Disclosure Of Contingent Liabilities [Line Items]
Provision of ordinance imposing fee										₱ 150
A Ce S Philippine
Disclosure Of Contingent Liabilities [Line Items]
Deficiency basic withholding tax									₱ 87,000
Payments for compromise settlement					₱ 27,000	₱ 27,000
Payments for additional compromise settlement			₱ 20,000
Eastern telecommunications philippines inc [Member] | Top of range [member]
Disclosure Of Contingent Liabilities [Line Items]
Maximum amount of arbitration of collating claims										2,900,000
DOLE [Member]
Disclosure Of Contingent Liabilities [Line Items]
Number of workers order | Worker				7,344
Monetary liability										51,800
PLDT [Member] | Top of range [member]
Disclosure Of Contingent Liabilities [Line Items]
Maximum amount of arbitration of collating claims										₱ 2,800,000
Tranche One [Member]
Disclosure Of Contingent Liabilities [Line Items]
Reduction of outstanding balance payable		₱ 168,000
Tranche Two [Member]
Disclosure Of Contingent Liabilities [Line Items]
Reduction of outstanding balance payable		₱ 112,000